Long Term Debt (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Debt disclosure [Abstract]
Credit Facilities	$ 863,078	$ 939,514
Term Bank Loans	575,573	502,913
Total	1,438,651	1,442,427
Less - current portion	(159,169)	(186,651)
Long-term portion	$ 1,279,482	$ 1,255,776